CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2018
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

Reconciliation of cash and cash equivalents
Cash at bank and on hand	5,487,035	10,988,255	11,179,687

Total cash and cash equivalents	5,487,035	10,988,255	11,179,687

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(5,463,872)	(8,403,826)	(8,458,965)
Adjust for non-cash items
Amortization and depreciation expenses	303,749	371,611	390,074
Impairment of intangible assets	—	544,694	—
Share-based payments expense	129,635	120,287	50,239
Non-cash rental income	—	—	(58,002)
Net (profit) / loss on disposal of plant and equipment	—	(52,188)	(7,132)
Net (gains) / losses on liquidation of subsidiary	(527,049)	—	—
Net foreign exchange (gains) / losses	(128,360)	175,038	412,579
Adjust for changes in assets and liabilities
(Increase) / decrease in trade and other receivables	124,889	204,501	84,178
(Increase) / decrease in prepayments and other assets	14,843	103,488	189,178
Increase / (decrease) in trade and other payables	47,027	60,120	(342,273)
Increase / (decrease) in provisions	(122,177)	62,636	13,286

Net cash flows from / (used in) operating activities	(5,621,315)	(6,813,639)	(7,726,838)

Financing facilities available
As at June 30, 2018, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	183,770	306,128	311,269

Facilities used as at reporting date
Credit cards	(12,031)	(12,428)	(32,051)

Facilities unused as at reporting date
Credit cards	171,739	293,700	279,218